Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities Include Both Amounts Expenses and Capitalized (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
India [member]
Acquisition of properties
Proved	₨ 0		₨ 0	₨ 0
Unproved	0		0	0
Exploration costs	(1,506)		(84)	4,689
Development costs	10,923		10,104	8,934
Total	9,417	$ 145	10,020	13,623
Sri Lanka [member]
Acquisition of properties
Proved	0		0	0
Unproved	0		0	0
Exploration costs	9		70	97
Total	9	0	70	97
South Africa [member]
Acquisition of properties
Proved	0		0	0
Unproved	0		0	0
Exploration costs	10		45	107
Total	₨ 10	$ 0	₨ 45	₨ 107